Leases - Schedule of Amounts Recognized in Statement of Profit or Loss in Lease Agreements (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Leases [abstract]
Depreciation expense on right-of-use assets	$ 76,700	$ 119,775
Interest on lease liabilities	23,134	39,402
Total amounts recognized in profit or loss	$ 99,834	$ 159,177